Summary of Significant Accounting Policies - Provisions for Sales Returns and Allowances (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 1,448.7	$ 806.8	$ 427.0
Less: Assets held for sale	(159.5)
Provision related to sales	5,784.9	3,647.5	2,848.4
Credits and payments	(5,457.2)	(3,640.4)	(2,468.6)
Balance at end of period	1,973.8	1,448.7	806.8
Actavis Group [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition		634.8
Less: Actavis Acquisition adjustment	(31.0)
Warner Chilcott [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition	387.9
Chargebacks [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	211.5	160.9	100.8
Provision related to sales	2,340.0	1,522.4	1,308.1
Credits and payments	(2,310.7)	(1,566.1)	(1,248.0)
Balance at end of period	246.4	211.5	160.9
Chargebacks [Member] | Actavis Group [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition		94.3
Chargebacks [Member] | Warner Chilcott [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition	5.6
Rebates [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	850.8	489.0	219.9
Less: Assets held for sale	(155.2)
Provision related to sales	2,339.1	1,484.4	1,113.2
Credits and payments	(2,197.4)	(1,482.0)	(844.1)
Balance at end of period	1,061.8	850.8	489.0
Rebates [Member] | Actavis Group [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition		359.4
Less: Actavis Acquisition adjustment	(31.0)
Rebates [Member] | Warner Chilcott [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition	255.5
Returns and Other Allowances [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	349.5	122.0	89.3
Less: Assets held for sale	(3.3)
Provision related to sales	904.1	485.5	306.6
Credits and payments	(753.7)	(429.4)	(273.9)
Balance at end of period	617.9	349.5	122.0
Returns and Other Allowances [Member] | Actavis Group [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition		171.4
Returns and Other Allowances [Member] | Warner Chilcott [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition	121.3
Cash Discounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	36.9	34.9	17.0
Less: Assets held for sale	(1.0)
Provision related to sales	201.7	155.2	120.5
Credits and payments	(195.4)	(162.9)	(102.6)
Balance at end of period	47.7	36.9	34.9
Cash Discounts [Member] | Actavis Group [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition		9.7
Cash Discounts [Member] | Warner Chilcott [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Add: Acquisition	$ 5.5